Selected Statement of Operations Data (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Income Statement Related Disclosures [Abstract]
Operating segments	2
Number of options potentially dilute	200,000